STOCK OPTIONS AND WARRANTS - Schedule of Share-based Compensation, Stock Options, Activity (Details) - $ / shares					1 Months Ended		6 Months Ended		12 Months Ended
	Feb. 05, 2021	Feb. 04, 2021	Dec. 14, 2020	Nov. 12, 2020	Jan. 28, 2021	Feb. 25, 2020	Feb. 28, 2021	Feb. 29, 2020	Aug. 31, 2020	Aug. 31, 2019
Share-based Payment Arrangement [Abstract]
Number of options, beginning of period							9,320,000	8,320,000	8,320,000	8,570,000
Options outstanding, weighted average exercise price, beginning of period							$ 0.06	$ 0.07	$ 0.07	$ 0.07
Number of options, issued	300,000	100,000	2,100,000	500,000	2,000,000	2,000,000	5,000,000		2,000,000
Weighted average exercise price of options issued	$ 0.18	$ 0.18	$ 0.05	$ 0.05	$ 0.14	$ 0.02	$ 0.10		$ 0.02
Number of options, expired							(1,100,000)	(1,000,000)	(1,000,000)	(250,000)
Weighted average exercise price of options expired							$ 0.05		$ 0.10	$ 0.06
Number of options, exercised							(2,993,224)
Weighted average exercise price of options exercised							$ 0.04
Number of options, end of period							10,226,776		9,320,000	8,320,000
Options outstanding, weighted average exercise price, end of period							$ 0.08		$ 0.06	$ 0.07